Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 16 – Subsequent Events

The Company has evaluated all events or transactions that occurred after June 30, 2025, up to the date that the unaudited interim condensed consolidated financial statements were available to be issued. During this period, there was no subsequent event that required recognition or disclosure.